Schedule of Inventories (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 360,907	$ 254,461	$ 106,088
Work in process	140,025	170,464	49,144
Finished goods	1,518,549	1,284,210	30,572
Total	$ 2,019,481	$ 1,709,135	$ 185,804